Operating Leases (Integrated Medicine and Chiropractic Regeneration Center PSC)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Operating Leases

Note 8 – Operating Leases

The Company has certain cancelable and non-cancelable operating leases for facilities used in the treatment of patients, which expire on various dates through 2027. Certain leases contain renewal options.

Rent expense for the operating leases was $191,758 and $0 during the years ended December 31, 2017 and 2016 and $401,0177 (unaudited) and $114,670 (unaudited) during the nine months ended September 30, 2018 and 2017.

The required future minimum lease payments under the remaining non-cancelable operating leases consists of the following at September 30, 2018:

Years Ending December 31,	Amount

2018 (three months)	$216,838
2019	854,759
2020	794,101
2021	643,082
2022	641,947
Thereafter	1,651,210
Total	$4,801,937

Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
Operating Leases

Note 6 – Operating Leases

The Company has certain cancelable and non-cancelable operating leases for facilities used in the treatment of patients, which expire on various dates through 2024. Certain leases contain renewal options.

Rent expense for the operating leases was $49,067 (unaudited) and $45,850 (unaudited) during the three months ended March 31, 2018 and 2017, respectively.

The required future minimum lease payments under the remaining non-cancelable operating leases consists of the following at March 31, 2018 (unaudited):

Years Ending December 31,	Amount

2018 (9 months)	$182,193
2019	242,924
2020	202,698
2021	70,980
2022	74,923
Thereafter	88,331
Total	$862,049

Note 6 – Operating Leases

The Company has certain cancelable and non-cancelable operating leases for facilities used in the treatment of patients, which expire on various dates through 2024. Certain leases contain renewal options.

Rent expense for the operating leases was $191,760 and $149,189 during the years ended December 31, 2017 and 2016, respectively.

Years Ending December 31,	Amount

2018	$242,924
2019	242,924
2020	202,698
2021	70,980
2022	74,923
Thereafter	88,331
Total	$922,780